Condensed consolidated statements of other comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 45	$ 3,101
Derivative financial instruments:
Gain arising during the period	249	313
Reclassification adjustments for (gain) loss included in the condensed consolidated statements of operations	(214)	200
Other comprehensive income, before tax, change in value of derivative financial instruments	35	513
Exchange differences arising on translation of foreign operations:
Gain (loss) arising during the period	396	(1,443)
Reclassification adjustments for gain included in the condensed consolidated statements of operations	(72)	(15)
Other comprehensive income, before tax, exchange differences on translation	324	(1,458)
Share of other comprehensive income related to associates and joint ventures:
Loss arising during the period	(16)	(161)
Reclassification adjustments for loss included in the condensed consolidated statements of operations	0	17
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	(16)	(144)
Income tax expense related to components of other comprehensive income that can be recycled to the condensed consolidated statements of operations	(44)	(86)
Investments in equity instruments at FVOCI:
Gain (loss) arising during the period	17	(205)
Share of other comprehensive income (loss) related to associates and joint ventures	1	(7)
Other comprehensive income that will not be reclassified to profit or loss, before tax	18	(212)
Income tax benefit related to components of other comprehensive income that cannot be recycled to the condensed consolidated statements of operations	0	150
Total other comprehensive (loss) income	317	(1,237)
Total other comprehensive income (loss) attributable to:
Equity holders of the parent	284	(1,195)
Non-controlling interests	33	(42)
Total comprehensive income (loss)	362	1,864
Total comprehensive income attributable to:
Equity holders of the parent	251	1,862
Non-controlling interests	$ 111	$ 2